EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Equity [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	39,003	$18.75
Cancelled	(1,086)	23.70

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	11.38

Balance, June 30, 2022	92,917	$14.49

Exercisable at June 30, 2022	91,667	$15.10

Weighted average fair value of options granted	$11.40	(2021 - $nil)

Stock option transactions are summarized as follows:

	Number of options		Weighted Average Exercise Price

Balance, September 30, 2019		42,336	$21.58
Granted		5,000	2.23
Cancelled		(8,333)	22.32

Balance, September 30, 2020		39,003	$18.75
Cancelled		(1,086)	23.70

Balance, September 30, 2021		37,917	$19.51

Exercisable at September 30, 2021		35,417	$20.72

Weighted average fair value of options granted during the year	$	nil	(2020 - $1.69)

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	131%	-
Dividend rate	Nil	-

	2021	2020

Risk-free interest rate	-	0.78%
Expected life of options	-	10 Years
Expected annualized volatility	-	120%
Dividend rate	-	Nil

SCHEDULE OF STOCK OPTIONS OUTSTANDING

As at June 30, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$23.55	December 4, 2027
5,000	$14.13	November 1, 2028
5,000	$2.36	March 16, 2030
55,000	$11.17	October 6, 2031
92,917

As at September 30, 2021, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$23.55	December 4, 2027
5,000	$14.13	November 1, 2028
5,000	$2.36	March 16, 2030
37,917

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.81

Balance, June 30, 2022	1,097,097	$11.96

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2019 and 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42

SCHEDULE OF WARRANTS OUTSTANDING

As at June 30, 2022, the following warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date

24,739	$25.14	November 4, 2023
864,025	$12.22	March 29, 2027
208,333	$9.42	October 1, 2031
1,097,097